Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total Insurance revenue	$ 22,637	$ 21,356
Net investment income (loss)	7,415	11,586
Fee income	8,581	7,832
Segment revenue	38,633	40,774
Other expenses (income)
Insurance service expenses	19,631	18,450
Reinsurance contract held net (income) expenses	(85)	69
Insurance finance (income) expenses from insurance contracts issued	5,139	9,675
Reinsurance finance (income) expenses	(51)	(59)
(Decrease) increase in investment contract liabilities	393	331
Other income	(163)	(169)
Interest expenses	664	552
Operating expenses and commissions	8,766	7,995
Total other expenses (income)	34,294	36,844
Income (loss) before income taxes	4,339	3,930
Income tax expense (benefit)	1,040	461
Total net income (loss)	3,299	3,469
Net income (loss) allocated to the participating account	42	178
Net income (loss) attributable to non-controlling interests	128	126
Shareholders' net income (loss)	3,129	3,165
Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	(102)	(95)
Fee income	(561)	(503)
Segment revenue	(663)	(598)
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net (income) expenses	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income	0	0
Interest expenses	(114)	(96)
Operating expenses and commissions	(549)	(502)
Total other expenses (income)	(663)	(598)
Income (loss) before income taxes	0	0
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Total Insurance revenue	2,395	2,258
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Life insurance
Disclosure of operating segments [line items]
Total Insurance revenue	5,620	5,356
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Health insurance
Disclosure of operating segments [line items]
Total Insurance revenue	14,622	13,742
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	8,778	8,165
Net investment income (loss)	5,039	7,514
Fee income	1,771	1,483
Segment revenue	15,588	17,162
Other expenses (income)
Insurance service expenses	7,309	6,855
Reinsurance contract held net (income) expenses	4	164
Insurance finance (income) expenses from insurance contracts issued	3,843	6,415
Reinsurance finance (income) expenses	81	2
(Decrease) increase in investment contract liabilities	390	326
Other income	0	(102)
Interest expenses	262	160
Operating expenses and commissions	1,989	1,751
Total other expenses (income)	13,878	15,571
Income (loss) before income taxes	1,710	1,591
Income tax expense (benefit)	395	275
Total net income (loss)	1,315	1,316
Net income (loss) allocated to the participating account	98	64
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	1,217	1,252
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,063	1,916
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,324	2,165
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	4,391	4,084
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	12,296	11,721
Net investment income (loss)	316	1,321
Fee income	489	458
Segment revenue	13,101	13,500
Other expenses (income)
Insurance service expenses	11,345	10,522
Reinsurance contract held net (income) expenses	(145)	(100)
Insurance finance (income) expenses from insurance contracts issued	63	1,250
Reinsurance finance (income) expenses	(121)	(57)
(Decrease) increase in investment contract liabilities	0	0
Other income	0	0
Interest expenses	116	107
Operating expenses and commissions	1,127	1,031
Total other expenses (income)	12,385	12,753
Income (loss) before income taxes	716	747
Income tax expense (benefit)	133	148
Total net income (loss)	583	599
Net income (loss) allocated to the participating account	27	23
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	556	576
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	307	222
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	2,008	1,999
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	9,981	9,500
Asset Management
Other expenses (income)
Other income	163
Recognized net of tax	46
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Net investment income (loss)	281	187
Fee income	6,391	5,953
Segment revenue	6,672	6,140
Other expenses (income)
Insurance service expenses	0	0
Reinsurance contract held net (income) expenses	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income	(163)	0
Interest expenses	172	158
Operating expenses and commissions	4,596	4,480
Total other expenses (income)	4,605	4,638
Income (loss) before income taxes	2,067	1,502
Income tax expense (benefit)	411	309
Total net income (loss)	1,656	1,193
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	128	126
Shareholders' net income (loss)	1,528	1,067
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,554	1,385
Net investment income (loss)	1,648	2,347
Fee income	329	300
Segment revenue	3,531	4,032
Other expenses (income)
Insurance service expenses	974	972
Reinsurance contract held net (income) expenses	56	7
Insurance finance (income) expenses from insurance contracts issued	1,233	1,897
Reinsurance finance (income) expenses	(11)	(4)
(Decrease) increase in investment contract liabilities	3	5
Other income	0	0
Interest expenses	105	74
Operating expenses and commissions	701	489
Total other expenses (income)	3,061	3,440
Income (loss) before income taxes	470	592
Income tax expense (benefit)	124	(10)
Total net income (loss)	346	602
Net income (loss) allocated to the participating account	(83)	91
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	429	511
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	25	22
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	1,279	1,210
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	250	153
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	9	85
Net investment income (loss)	233	312
Fee income	162	141
Segment revenue	404	538
Other expenses (income)
Insurance service expenses	3	101
Reinsurance contract held net (income) expenses	0	(2)
Insurance finance (income) expenses from insurance contracts issued	0	113
Reinsurance finance (income) expenses	0	0
(Decrease) increase in investment contract liabilities	0	0
Other income	0	(67)
Interest expenses	123	149
Operating expenses and commissions	902	746
Total other expenses (income)	1,028	1,040
Income (loss) before income taxes	(624)	(502)
Income tax expense (benefit)	(23)	(261)
Total net income (loss)	(601)	(241)
Net income (loss) allocated to the participating account	0	0
Net income (loss) attributable to non-controlling interests	0	0
Shareholders' net income (loss)	(601)	(241)
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	0	98
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	9	(18)
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Total Insurance revenue	$ 0	$ 5